Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net
Property and Equipment, Net

8. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Leasehold improvements	12,958,381	32,492,026	4,679,825
Furniture, fixtures and equipment	8,906,037	19,954,033	2,873,979
Motor Vehicles	2,801,372	4,376,244	630,310
Total	24,665,790	56,822,303	8,184,114
Accumulated depreciation	(8,600,857)	(19,622,491)	(2,826,227)
Property and equipment, net	16,064,933	37,199,812	5,357,887

Depreciation expense was RMB2,300,676, RMB5,007,143 and RMB10,924,678 for the years ended December 31, 2014, 2015 and 2016, respectively.